Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) [Line Items]
Unbilled revenue	$ 402	$ 55
Recognized of revenue related to amounts	1,665	$ 2,143
Recognized revenue amount	$ 8,972
Recognized revenue, percentage	55.00%
Recognized revenue	12 months
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Largest Customer One [Member]
Revenue (Details) [Line Items]
Concentration risk, percentage	31.00%	34.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Largest Customer Two [Member]
Revenue (Details) [Line Items]
Concentration risk, percentage		12.00%